Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments Carrying Amount

The classification of financial instruments as well as their carrying amounts are presented in the table below:

	September 30, 2024
	Amortized cost $	FVTPL $	Total $
Financial assets
Cash	5,269,084	—	5,269,084
Accounts receivable(1)	1,150,946	—	1,150,946
Current financial assets	6,420,030	—	6,420,030

	September 30, 2024
	Amortized cost $	FVTPL $	Total $
Financial liabilities
Accounts payable and accrued liabilities(2)	13,412,889	—	13,412,889
Credit facility	28,229,902	—	28,229,902
Convertible bridge loan	—	6,853,623	6,853,623
Non-convertible bridge loan	3,059,996		3,059,996
Warrant liability	—	629,506	629,506
Term loan	10,767,007	—	10,767,007
Convertible notes	40,309,902	—	40,309,902
Conversion option	—	6,008	6,008
Government grant liabilities	1,618,343	—	1,618,343
Total	97,398,039	7,489,137	104,887,176
Current	17,302,101	7,489,137	24,791,238
Non-current	80,095,938	—	80,095,938
	September 30, 2023
	Amortized cost $	FVTPL $	Total $
Financial assets
Cash	5,056,040	—	5,056,040
Accounts receivable(1)	2,281,915	—	2,281,915
Current financial assets	7,337,955	—	7,337,955

Financial liabilities
Accounts payable and accrued liabilities(2)	12,466,676	—	12,466,676
Credit facility	28,747,705	—	28,747,705
Term loan	7,718,928	—	7,718,928
Convertible notes	11,258,950	—	11,258,950
Conversion option	—	737,974	737,974
Government grant liabilities	1,468,296	—	1,468,296
Total	61,660,555	737,974	62,398,529
Current	13,035,483	737,974	13,773,457
Non-current	48,625,072	—	48,625,072

(1)      Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.

(2)      Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.

Schedule of Financial Liabilities

The following table summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

	September 30, 2024
	Less than 1 year $	1 to 5 years $	More than 5 years $	Total $
Accounts payable and accrued liabilities	13,412,889	—	—	13,412,889
Credit facility	—	30,000,000	—	30,000,000
Convertible loan	—	64,018,174	—	64,018,174
Term loan	—	19,756,619	2,751,798	22,508,417
Bridge loan	8,443,834	—	—	8,443,834
Government grant liabilities	896,491	1,295,992	—	2,192,483
Total	22,753,214	115,070,785	2,751,798	140,575,797
	September 30, 2023
	Less than 1 year $	1 to 5 years $	More than 5 years $	Total $
Accounts payable and accrued liabilities	12,466,676	—	—	12,466,676
Redeemable stock options	—	6,102,496	—	6,102,496
Credit facility	4,766,345	38,568,461	—	43,334,806
Convertible loan	—	39,610,854	—	39,610,854
Term loan	—	21,317,876	13,412,208	34,730,084
Government grant liabilities	568,807	1,209,857	—	1,778,664
Total	17,801,828	106,809,544	13,412,208	138,023,580

Schedule of Floating Rate Borrowings	With all other variables held constant, the Company’s net loss is affected through the impact on floating rate borrowings, as follows:
	Increase/ decrease in basis points	Effect on loss before income taxes $
Credit facility, convertible notes, term loan and bridge loan	+200	2,398,194
	-200	(2,398,194)

Government grant liability	+200	29,160
	-200	(29,160)

Schedule of Financial Instrument Increase (Decrease) of Net Loss

If these variations were to occur, the impact of +5% appreciation of the USD, EUR and NIS currencies on the Company’s consolidated net loss and deficit for financial instruments held would be an increase (decrease) of net loss and deficit as follows:

	Change in foreign exchange rate	Year ended September 30,
		2024	2023
USD	+5%	(2,519,428)	592,954
EUR		7,591	(10,296)
NIS		(130,945)	171,980